Significant Accounting Policies (Details) - USD ($)	Mar. 31, 2015	Mar. 31, 2014
Accounting Policies [Abstract]
World of Beer	$ 88,235
Finished goods- Phase III	116,901	$ 74,197
Less reserve for obsolescence	(90,000)	$ (44,107)
Less reserve for abandoned inventory	(2,339)
Total inventories	$ 112,797	$ 30,090